Segment Reporting - Schedule of Presents the Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Presents the Segment Information [Line Items]
Revenue	$ 373,223,819	$ 210,119,238	$ 195,681,315
Merchandise costs	345,118,553	186,201,939	172,306,308
Interest expenses, net	(1,986,483)	(1,723,819)	(1,611,141)
Provision (benefit) for income tax	3,102,686	(1,883,237)	456,774
Net income	651,296	6,638,488	7,478,936
Depreciation and amortization	1,150,519	952,126	1,232,611
Capital Expenditures	313,995	992,068	929,308
Directly-operated physical stores [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	19,787,252	17,105,488	14,951,952
Merchandise costs	15,124,703	13,314,278	11,916,702
Interest expenses, net	(105,318)	(140,333)	(123,107)
Provision (benefit) for income tax	164,495	(153,311)	34,902
Net income	34,530	540,430	571,463
Depreciation and amortization	60,997	77,511	94,184
Capital Expenditures	310,111	992,068	917,396
Online Stores and Services [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	6,688,079	7,493,259	10,705,449
Merchandise costs	4,381,980	5,668,519	7,920,348
Interest expenses, net	(35,597)	(61,475)	(88,143)
Provision (benefit) for income tax	55,599	(67,160)	24,989
Net income	11,671	236,741	409,162
Depreciation and amortization	20,617	33,955	67,434
Capital Expenditures	75		9,766
Franchise Stores and Wholesale Customers [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	346,748,488	185,520,491	170,023,914
Merchandise costs	325,611,870	167,219,142	152,469,258
Interest expenses, net	(1,845,568)	(1,522,011)	(1,399,891)
Provision (benefit) for income tax	2,882,592	(1,662,766)	396,883
Net income	605,095	5,861,317	6,498,311
Depreciation and amortization	1,068,905	840,660	1,070,993
Capital Expenditures	$ 3,809		$ 2,146